Commitments and contractual obligations (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about commitments [Table Text Block]
(in thousands of US dollars)	Within 1 year	1 - 5 years	Over 5 years	Total 2017	Total 2016
Long-term debt and related interest and withholding tax payments	48,752	137,518	-	186,270	198,028
Accounts payable and accrued liabilities	47,916	-	-	47,916	46,934
Decommissioning liability (undiscounted)	-	1,365	44,161	45,526	34,977
Mine operating/construction and other service contracts, open purchase orders	17,217	214	-	17,431	27,969
Total	113,885	139,097	44,161	297,143	307,908